Warrants (Tables)	12 Months Ended
Dec. 31, 2015
Warrants [Abstract]
Schedule of warrants outstanding
Number of Warrants	Exercise Price	Expiration Date

1,000,000	$2.25	10/5/2017
50,000	$0.89	2/17/2016
804,139	$1.20	3/17/2019
240,444	$0.7875	9/24/2020

Schedule of warrant activity
	Number of Warrants	Weighted average exercise price
Outstanding, January 1, 2014	11,750,000	$2.27
Granted	804,139	1.20
Exercised	(550,000	(0.35
Cancelled	(10,000,000	(2.40
Expired	(150,000)	(1.45)
Balance, December 31, 2014	1,854,139	1.69
Granted	240,444	0.7875
Balance, December 31, 2015	2,094,583	$1.65